OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 26,816	£ 24,395
Amounts offset, Assets	(4,935)	(8,115)
Net amounts reported on the balance sheet, Assets	21,881	16,280
Financial instruments, Assets	(1,582)	(470)
Financial collateral, Assets	(16,881)	(10,986)
Net amount, Assets	3,418	4,824
Assets not subject to enforceable netting arrangements, Assets	200,324	195,702
Balance sheet total, Assets	222,205	211,982
Gross amounts, Liabilities	14,637	17,414
Amounts offset, Liabilities	(4,935)	(8,115)
Net amounts reported on the balance sheet, Liabilities	9,702	9,299
Financial instruments, Liabilities	(1,582)	(470)
Financial collateral, Liabilities	(8,044)	(8,681)
Net amount, Liabilities	76	148
Assets not subject to enforceable netting arrangements, Liabilities	193,942	194,980
Balance sheet total, Liabilities	203,644	204,279
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	1,890	2,799
Amounts offset, Assets	(1,058)	(1,643)
Net amounts reported on the balance sheet, Assets	832	1,156
Financial instruments, Assets	(415)	(407)
Financial collateral, Assets	(370)	(711)
Net amount, Assets	47	38
Assets not subject to enforceable netting arrangements, Assets	38	48
Balance sheet total, Assets	870	1,204
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	20,967	16,175
Amounts offset, Assets	(3,289)	(5,837)
Net amounts reported on the balance sheet, Assets	17,678	10,338
Financial instruments, Assets	(1,167)	(63)
Financial collateral, Assets	(16,511)	(10,275)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	17,678	10,338
Gross amounts, Liabilities	12,318	14,454
Amounts offset, Liabilities	(3,289)	(5,837)
Net amounts reported on the balance sheet, Liabilities	9,029	8,617
Financial instruments, Liabilities	(1,167)	(63)
Financial collateral, Liabilities	(7,862)	(8,554)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	9,029	8,617
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	3,959	5,421
Amounts offset, Assets	(588)	(635)
Net amounts reported on the balance sheet, Assets	3,371	4,786
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	3,371	4,786
Assets not subject to enforceable netting arrangements, Assets	200,286	195,654
Balance sheet total, Assets	203,657	200,440
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	1,731	2,325
Amounts offset, Liabilities	(1,058)	(1,643)
Net amounts reported on the balance sheet, Liabilities	673	682
Financial instruments, Liabilities	(415)	(407)
Financial collateral, Liabilities	(182)	(127)
Net amount, Liabilities	76	148
Assets not subject to enforceable netting arrangements, Liabilities	14	20
Balance sheet total, Liabilities	687	702
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	588	635
Amounts offset, Liabilities	(588)	(635)
Net amounts reported on the balance sheet, Liabilities	0	0
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	193,928	194,960
Balance sheet total, Liabilities	£ 193,928	£ 194,960